General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and administrative expenses
Salaries and benefits	$ 8,704	$ 8,392
Share-based compensation	3,965	3,515
Insurance	4,811	4,738
Depreciation		301
Legal and other consulting fees	7,479	6,822
Regulatory and listing fees	535	642
Other	2,886	3,020
Total	$ 28,380	$ 27,430